Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

December 30, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares MSCI Russia ETF, each dated December 30, 2025, do not differ from those contained in Post-Effective Amendment No. 540 to the Company’s Registration Statement on Form N-1A, filed electronically on December 23, 2025.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary